Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	2 years 6 months 29 days
Weighted average discount rate	3.66%
Operating lease costs	$ 3,739	$ 0	$ 0
Operating lease liabilities	$ 121,951	$ 0	$ 0